SCHEDULE OF OPERATING FUTURE LEASE PAYMENTS (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Operating Leases
2023	$ 263,708
2024	103,396
Total	367,104
Less: discount on operating lease liabilities	(15,658)
Present value of operating lease liabilities	351,446
Less: Current portion of operating lease liabilities	(255,845)
Non-current portion of operating lease liabilities	$ 95,601